Government TaxAdvantage Portfolio
Fund Summaries - GOVERNMENT TAXADVANTAGE PORTFOLIO, (to be known as Treasury Obligations Portfolio, effective November 4, 2016)
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Government TaxAdvantage Portfolio	Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering) price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds whichever is less)	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Government TaxAdvantage Portfolio		Cash Management Class	Corporate Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	[1]	0.08%	0.03%	none	0.55%	0.25%	0.87%	0.16%
Other Expenses	[2]	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		0.44%	0.39%	0.36%	0.91%	0.61%	1.23%	0.52%
Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26%	0.21%	0.18%	0.73%	0.43%	1.05%	0.34%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.
[2]	"Other Expenses" have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, and Resource Class shares to 0.26%, 0.21%, 0.18% ,0.73%, 0.43%, 1.05% and 0.34% respectively, of the Fund's average daily net assets (the "expense limit"). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Government TaxAdvantage Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Cash Management Class	27	123	228	537
Corporate Class	22	107	201	475
Institutional Class	18	97	184	438
Personal Investment Class	75	272	486	1,103
Private Investment Class	44	177	322	745
Reserve Class	107	373	658	1,473
Resource Class	35	149	273	635

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash and Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities.

Effective November 4, 2016, the previous paragraph will be replaced with the following:

The Fund invests at least 99.5% of its total assets in cash and Government Securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund's 99.5% policy, the Fund's 80% policy does not include cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury.

The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security.

In selecting securities for the Fund's portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund's distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer's financial strength, the market's perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser's credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund's $1.00 share price at any time. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price The Fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund's operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund's liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund's ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Yield Risk. The Fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund's expenses could absorb all or a portion of the Fund's income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.[1] The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

1 Annual total returns in the bar chart are presented only for Institutional Class shares due to the combination of share classes in one prospectus.
Annual Total Returns

Institutional Class year-to-date (ended September 30, 2016): 0.12%
Best Quarter (ended December 31, 2006): 1.29%
Worst Quarter (ended June 30, 2014, September 30, 2014, December 31, 2014 and March 31, 2015): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Government TaxAdvantage Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Cash Management Class:	0.10%	0.04%	1.20%		Dec. 30, 1999
Corporate Class:	0.10%	0.04%		1.18%	Feb. 23, 2006
Institutional Class:	0.11%	0.05%	1.23%		Aug. 17, 1990
Personal Investment Class:	0.10%	0.04%	1.05%		May 31, 2001
Private Investment Class:	0.10%	0.04%	1.14%		Dec. 21, 1994
Reserve Class:	0.10%	0.04%	0.95%		Jun. 23, 2003
Resource Class:	0.10%	0.04%	1.17%		Dec. 30, 1999